INVESTMENTS - Repurchase Agreements Accounted for as Borrowings (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 1,891	$ 1,882	$ 3,586
Other accrued liabilities, current	9	5	7
U.S. Treasury and agency securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,882
U.S. Treasury, government and agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,891	1,882	3,586
Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0	0
Overnight and Continuous | U.S. Treasury and agency securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		0
Overnight and Continuous | U.S. Treasury, government and agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0	0
Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,891	1,882	3,586
Up to 30 days | U.S. Treasury and agency securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,882
Up to 30 days | U.S. Treasury, government and agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,891	1,882	3,586
30–90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0	0
30–90 days | U.S. Treasury and agency securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		0
30–90 days | U.S. Treasury, government and agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0	0
Greater Than 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0	0
Greater Than 90 days | U.S. Treasury and agency securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		0
Greater Than 90 days | U.S. Treasury, government and agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 0	$ 0	$ 0